Operating Revenue (Schedule of Aggregate Amount of Transaction Price Allocated To Fixed-price Performance Obligations That Unsatisfied At End of Reporting Period And Expected To be Recognized) (Detail)
$ in Millions
Jun. 30, 2019 USD ($)
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 19,916
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 808
Revenue, expected to be recognized on multi-year contracts, period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,561
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,461
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,343
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,173
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 13,570
Revenue, expected to be recognized on multi-year contracts, period
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 15
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 11
Revenue, expected to be recognized on multi-year contracts, period	6 months
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 3
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period
Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 20,626
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 854
Revenue, expected to be recognized on multi-year contracts, period	6 months
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,666
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,566
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,427
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,234
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 13,879
Revenue, expected to be recognized on multi-year contracts, period